Risks and concentration - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risks and concentration
Accounts receivable current	$ 1,514	$ 2,997
Concentration of credit risk
Risks and concentration
Accounts receivable current	$ 1,514	$ 2,997